PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT
The following table summarizes the movement in the net book value of property and equipment for the years ended December 31:

Net book value	Telecomm-unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Right-of-use assets	Total

As of January 1, 2021	4,050	159	368	568	1,734	6,879

Additions	50	3	18	1,559	712	2,342
Disposals *	(198)	(1)	(5)	(7)	(100)	(311)
Depreciation charge for the year	(990)	(22)	(124)	—	(409)	(1,545)
Reclassification as held for sale	(367)	(6)	(9)	(42)	(80)	(504)
Impairment	(12)	—	(2)	3	(2)	(13)
Transfers	1,428	16	182	(1,619)	(2)	5
Translation adjustment	(101)	2	(6)	(11)	(20)	(136)

As of December 31, 2021	3,860	151	422	451	1,833	6,717

Additions	67	7	23	662	526	1,285
Disposals	(40)	(1)	(4)	(10)	(15)	(70)
Depreciation charge for the year	(382)	(7)	(29)	—	(139)	(557)
Divestment and reclassification as held for sale **	(1,991)	(80)	(314)	(235)	(1,393)	(4,013)
Impairment	(38)	(2)	(3)	(3)	(8)	(54)
Impairment reversal	57	1	3	6	6	73
Transfers	528	5	13	(545)	(5)	(4)
Modifications of right-of-use assets	—	—	—	—	26	26
Translation adjustment	(363)	(13)	(14)	(40)	(125)	(555)
Others	—	—	—	—	—	—

As of December 31, 2022	1,698	61	97	286	706	2,848
Cost	4,890	153	405	320	1,059	6,827
Accumulated depreciation and impairment	(3,192)	(92)	(308)	(34)	(353)	(3,979)

*This includes disposal of NTC as explained in Note 9.
** This relates to the classification of Russia as held-for-sale and discontinued operations as explained in Note 10.
There were no material changes in estimates related to property and equipment in 2022 other than the impairment reversals for Bangladesh US$(32) and Kyrgyzstan of US$(29) and impairment of equipment as a result of physical damages to sites in Ukraine (US$35) caused by the ongoing conflict between Russia and Ukraine (refer to Note 11).

During 2022, VEON acquired property and equipment in the amount of US$306 (2021: US$726), which were not paid for as of year-end.
Property and equipment pledged as security for bank borrowings amounts to US$688 as of December 31, 2022 (2021: US$919), and primarily relate to liens securing borrowings of PMCL.
The following table summarizes the movement in the net book value of right-of-use assets ("ROU") for the year ended December 31:

Net book value	ROU - Telecommunications Equipment	ROU - Land, Buildings and Constructions	ROU - Office and Other Equipment	Total

As of January 1, 2021	1,436	293	5	1,734

Additions	642	65	5	712
Disposals	(100)	—	—	(100)
Depreciation charge for the year	(320)	(86)	(3)	(409)
Reclassification as held for sale	(71)	(9)	—	(80)
Impairment	—	(2)	—	(2)
Transfers	(4)	2	—	(2)
Translation adjustment	(16)	(3)	(1)	(20)

As of December 31, 2021	1,567	260	6	1,833

Additions	513	13	—	526
Disposals	(12)	(3)	—	(15)
Depreciation charge for the year	(125)	(12)	(2)	(139)
Divestment and reclassification as held for sale	(1,175)	(216)	(2)	(1,393)
Impairment	(8)	—	—	(8)
Impairment reversal	2	4	—	6
Transfers	(4)	(1)	—	(5)
Modifications and reassessments	20	6	—	26
Translation adjustment	(117)	(7)	(1)	(125)

As of December 31, 2022	661	44	1	706
Cost	970	84	5	1,059
Accumulated depreciation and impairment	(309)	(40)	(4)	(353)

COMMITMENTS
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2022	2021

Less than 1 year	272	709
Between 1 and 5 years	—	62
More than 5 years	—	198

Total commitments	272	969
The above table for 2021 includes future lease commitments relating to the lease agreements between Russia and NTC (Less than one year: US$4; Between one and five years: US$61 and More than five years: US$198). For further details on this transaction, refer to Note 9 (Agreement between VEON and Service Telecom regarding the Sale of its Russian tower assets). For commitments pertaining to the Russian operations as of December 31, 2022, refer to Note 10.
Capital commitments arising from telecommunications licenses
VEON’s ability to generate revenue in the countries it operates is dependent upon the operation of the wireless telecommunications networks authorized under its various licenses for GSM-900/1800, “3G” (UMTS / WCDMA) mobile radiotelephony communications services and “4G” (LTE).
Under the license agreements, operating companies are subject to certain commitments, such as territory or population coverage, level of capital expenditures and number of base stations to be fulfilled within a certain timeframe. If we are found to be involved in practices that do not comply with applicable laws or regulations, we may be exposed to significant fines, the risk of prosecution or the suspension or loss of our licenses, frequency allocations, authorizations or various permissions, any of which could harm our business, financial condition, results of operations or cash flows.
After expiration of the license, our operating companies might be subject to additional payments for renewals, as well as new license capital and other commitments.
ACCOUNTING POLICIES
Property and equipment is stated at cost, net of any accumulated depreciation and accumulated impairment losses.
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3 – 30 years
Buildings and constructions	10 – 50 years
Office and other equipment	2 – 10 years
Right-of-use assets	Equivalent lease term
Each asset’s residual value, useful life and method of depreciation is reviewed at the end of each financial year and adjusted prospectively, if necessary.
Where applicable, the Company has applied sale and leaseback accounting principles, whereas the right-of-use asset arising from the leaseback is measured at the proportion of the previous carrying amount of the asset that relates to the right of use retained by VEON. Accordingly, VEON recognizes only the amount of any gain or loss that relates to the rights transferred to the buyer-lessor.

SOURCE OF ESTIMATION UNCERTAINTY
Depreciation and amortization of non-current assets
Depreciation and amortization expenses are based on management estimates of useful life, residual value and amortization method of property and equipment and intangible assets. Estimates may change due to technological developments, competition, changes in market conditions and other factors and may result in changes in the estimated useful life and in the amortization or depreciation charges. Technological developments are difficult to predict and our views on the trends and pace of developments may change over time. Some of the assets and technologies in which the Group invested several years ago are still in use and provide the basis for new technologies.
The useful lives of property and equipment and intangible assets are reviewed at least annually, taking into consideration the factors mentioned above and all other relevant factors. Estimated useful lives for similar types of assets may vary between different entities in the Group due to local factors such as growth rate, maturity of the market, historical and expected replacements or transfer of assets and quality of components used. Estimated useful life for right-of-use assets is directly impacted by the equivalent lease term, refer to Note 16 for more information regarding Source of estimation uncertainty for lease terms.